Recent Developments, Liquidity and Management's Plans - Summary of Milestone Events Payment (Details)	12 Months Ended
Dec. 31, 2020
Milestone Period One [Member]
Milestone Event	Market capitalization of Akers for at least 10 trading days during any 20 consecutive trading day period during the Milestone Period is equal to or greater than $500 million (the "First Milestone Event").
Milestone Payment	$20 million.
Milestone Period Two [Member]
Milestone Event	For every $250 million incremental increase in market capitalization of Akers after the First Milestone Event to the extent such incremental increase occurs for at least 10 trading days during any 20 consecutive trading day period during the Milestone Period, up to a $1 billion market capitalization of Akers.
Milestone Payment	$10 million per each incremental increase (it being understood, however, that, if such incremental increase results in market capitalization equal to $1 billion, such $20 million payment in respect of such incremental increase shall be payable without duplication of any amount payable in respect of a Second Milestone Event).
Milestone Period Three [Member]
Milestone Event	Market Capitalization of Akers for at least 10 trading days during any 20 consecutive trading day period is equal to or greater than $1 billion (the "Second Milestone Event").
Milestone Payment	$25 million.
Milestone Period Four [Member]
Milestone Event	For every $1 billion incremental increase in market capitalization of Akers after the Second Milestone Event to the extent such incremental increase occurs for at least 10 trading days during any 20 consecutive trading day period during the Milestone Period.
Milestone Payment	$25 million per each incremental increase.